March 22, 2000

                            DREYFUS CASH MANAGEMENT
                       DREYFUS CASH MANAGEMENT PLUS, INC.
                    DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                    SUPPLEMENT TO INVESTOR SHARES PROSPECTUS
                               DATED JUNE 1, 1999

     Effective March 22, 2000, Dreyfus Service Corporation became each funds distributor and entitled to receive all fees payable by each fund under its respective Rule 12b-1 Service Plan.







                                                      March 22, 2000


                            DREYFUS CASH MANAGEMENT
                       DREYFUS CASH MANAGEMENT PLUS, INC.
                    DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                      SUPPLEMENT TO ADMINISTRATIVE SHARES
                                   PROSPECTUS
                               DATED JUNE 1, 1999


     Effective March 22, 2000, Dreyfus Service Corporation became each funds distributor and entitled to receive all fees payable by each fund under its respective Rule 12b-1 Service Plan.








                                                          March 22, 2000


                            DREYFUS CASH MANAGEMENT
                       DREYFUS CASH MANAGEMENT PLUS, INC.
                    DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                        SUPPLEMENT TO PARTICIPANT SHARES
                                   PROSPECTUS
                               DATED JUNE 1, 1999

        Effective March 22, 2000, Dreyfus Service Corporation became each funds distributor and entitled to receive all fees payable by each fund under its respective Rule 12b-1 Service Plan.






                                                          March 22, 2000

                            DREYFUS CASH MANAGEMENT
                       DREYFUS CASH MANAGEMENT PLUS, INC.
                    DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                             SUPPLEMENT TO COMBINED
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 1999

     1. THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED DESCRIPTION OF THE FUNDS, MANAGEMENT OF THE FUNDS AND MANAGEMENT ARRANGEMENTS:

     Effective March 22, 2000, Dreyfus Service Corporation (DSC) became the distributor to each Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED MANAGEMENT OF THE FUNDS - OFFICERS OF THE FUND:

STEPHEN E. CANTER,  PRESIDENT.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

CHARLES CARDONA,  EXECUTIVE VICE PRESIDENT.  Executive Vice President of Dreyfus
     Service Corporation, a wholly-owned subsidiary of the Manager, President of Dreyfus Institutional Services Division, a division of Dreyfus Service Corporation and an officer of other investment companies advised and administered by the Manager. He is 44 years old.

JOSEPH CONNOLLY, VICE PRESIDENT AND TREASURER. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

MARK N. JACOBS, VICE PRESIDENT. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

JOHN B. HAMMALIAN, SECRETARY. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 36 years old.

STEVEN F. NEWMAN,  ASSISTANT SECRETARY.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

MICHAEL A.  ROSENBERG,  ASSISTANT  SECRETARY.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

MICHAEL CONDON, ASSISTANT TREASURER. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.


     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.